FINANCIAL ASSETS AND LIABILITIES - Summary of Restricted Cash (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Restricted Cash and Cash Equivalents [line items]
Restricted cash	R$ 203,252	R$ 139,933
Current	7,860	8,024
Non-current	195,392	131,909
Securities pledged as collateral [member]
Disclosure of Restricted Cash and Cash Equivalents [line items]
Restricted cash	R$ 203,252	R$ 139,933